SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Patents	$ 3,095,165	$ 2,076,632
Less: accumulated amortization	(209,117)	(53,714)
Intangible assets, net	$ 2,886,048	$ 2,022,918